Share based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of June 30, 2024:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2023	10.35	790,720	6.57
Granted	8.71	138,024	7.63
Forfeited	11.28	(187,094)	5.98
At June 30, 2024[1]	9.81	741,650	6.39

Weighted-average Assumptions
The fair values of the options granted during the three and six months ended June 30, 2024, were determined on the date of the grant using the following assumptions:

	Three months ended June 30, 2024	Six months ended June 30, 2024
Share price, in USD	11.80 - 14.81	5.80 - 14.81
Strike price, in USD – employees (weighted average)	13.63	9.90
Strike price, in USD – non-executive directors	0.03	0.03
Expected volatility	85% - 91%	85% - 91%
Award life (weighted average)	5.65	5.82
Expected dividends	-	-
Risk-free interest rate	4.26% - 4.52%	3.82% - 4.52%